Transactions with Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended							120 Months Ended	0 Months Ended	12 Months Ended													0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Aegean Oil S.A. USD ($)	Dec. 31, 2012 Aegean Oil S.A. USD ($)	Dec. 31, 2011 Aegean Oil S.A. USD ($)	Dec. 31, 2009 Aegean Oil S.A. USD ($)	Apr. 01, 2015 Aegean Oil S.A.	Apr. 05, 2010 Aegean Oil S.A. Mediterranean Vessel EUR (€)	Dec. 31, 2013 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2012 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2011 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2013 General Maritime Corporation USD ($)	Dec. 31, 2012 General Maritime Corporation USD ($)	Dec. 31, 2011 General Maritime Corporation USD ($)	Dec. 31, 2013 Aegean V USD ($)	Dec. 31, 2012 Aegean V USD ($)	Dec. 31, 2011 Aegean V USD ($)	Dec. 31, 2013 Melco S.A. USD ($)	Dec. 31, 2012 Melco S.A. USD ($)	Dec. 31, 2013 Other related companies affiliated with the Chairman of the Board USD ($)	Dec. 31, 2012 Other related companies affiliated with the Chairman of the Board USD ($)	Dec. 23, 2013 Other related companies affiliated with founder or his relatives USD ($)	Dec. 31, 2013 Other related companies affiliated with founder or his relatives USD ($)	Dec. 31, 2012 Other related companies affiliated with founder or his relatives USD ($)	Dec. 31, 2011 Other related companies affiliated with founder or his relatives USD ($)
Related Party Transaction [Line Items]
Number of service stations				560
Payment period								30 calendar days
Penalty on late payment								10.00%
Termination notice								12 months
Cost of Marine Petroleum Products- related companies	$ 6,025,742	$ 6,939,636	$ 6,668,622	$ 414,653	$ 455,476	$ 404,988				$ 2,042									$ 6,658	$ 2,640
Sales of Marine Petroleum Products- related companies	6,282,466	7,208,440	6,925,582		0	3,688				7,818	7,133	8,574	6,258	30,628	38,681				7,667	4,631
Trade payables to related companies	10,508	17,432		10,264	17,031														244	401
Monthly fee for bunkering services per vessel							25
Cost Of Voyage Revenue	16,202	15,136	19,251	3,976	1,868
Bunkering services fees						1,000
Due from related companies	14,654	15,248		2,012	3,508					9,133	4,713		452	1,757		2,210	4,367				269	329		578	574
Voyage revenues	25,049	22,726	22,775	0	542	588										8,756	8,141	7,019						101	72	255
Other payables to related companies	1,902	1,460		1,587	531														6					309	929
Other revenues	27,214	27,794	17,108
Storage facility monthly hire rate									35,000
Office rentals incurred	19,427	7,375	4,234																					724	671	764
Gain/ (Loss) on sale of vessels	(4,312)	(5,966)	(8,682)																				(206)
Vessel Hire Charges				$ 2,042